Dividends - Summary of Dividends paid and Proposed (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Dividends Paid [abstract]
Interim dividend for the year: (March 31, 2018: ₹ 21.20/- per share, March 31, 2019: ₹ 17.00/- and ₹ 1.85/- per share, March 31, 2020: ₹ 3.90/- per share)	[1],[2],[3]	₨ 14,441	$ 192	₨ 70,043	₨ 78,810
Tax on above	[1],[2],[3]			14,370	16,054
Total		₨ 14,441	$ 192	84,413	94,864
Preference dividend for the year: Nil (March 31, 2018 & 2019: 7.5% p.a.)	[4]			1,299	2,090
Dividend distribution tax on preference dividend				274	426
Total				₨ 1,573	₨ 2,516

[1]	An interim dividend of ₹ 21.20 per share was declared during the previous year ended March 31, 2018. This includes dividend of ₹ 196 million and dividend distribution tax of ₹ 40 million payable on 9,233,871 equity shares held by Vedanta Limited through ESOP trust for its stock options.
[2]	An interim dividend of ₹ 3.90 per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.9 per share was waived by ESOP trust.
[3]	Two interim dividends of ₹ 17.00 and ₹ 1.85 per share were declared during the year ended March 31, 2019. This includes interim dividend of ₹ 17.00 per share amounting to ₹ 255 million and dividend distribution tax of ₹ 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of ₹ 1.85 per share was waived by ESOP trust.
[4]	Dividend at the rate of 7.5% p.a. on the redeemable preference shares of face value of ₹ 10/- per preference share for the period April 01, 2018 to October 27, 2018, as per their terms of issuance was declared during the year ended March 31, 2019. The same has been accounted for as interest cost and has been recorded in the Consolidated Statement of Profit or Loss. These preference shares were redeemed, along with dividend on October 26, 2018. (Refer Note 30)